Commitments and Contingencies (Details) - 12 months ended Aug. 31, 2022 ¥ in Millions, $ in Millions	CNY (¥)	USD ($)	USD ($)
Commitments and Contingencies Disclosure [Abstract]
Capital expenditure commitments, period	1 year	1 year
Accrual cost	¥ 15.5		$ 2.4
Education service	¥ 3.8	$ 0.6